Details of Significant Accounts - Provisions, schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Beginning balance	$ 2,394	$ 1,855
Additional provisions	581	677
Used during the year	(1,030)	(112)
Net exchange differences	(46)	(26)
Ending balance	$ 1,899	$ 2,394